Acquisitions, Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 63,413	$ 58,762
Acquisitions	1,334	5,329
Dispositions, currency exchange and other	(1,764)	(678)
Goodwill, Ending Balance	62,983	63,413
Power And Water [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	8,822	8,821
Acquisitions	21	0
Dispositions, currency exchange and other	(89)	1
Goodwill, Ending Balance	8,754	8,822
Oil And Gas [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	10,516	8,365
Acquisitions	276	2,217
Dispositions, currency exchange and other	(220)	(66)
Goodwill, Ending Balance	10,572	10,516
Energy Management [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	4,748	4,610
Acquisitions	0	7
Dispositions, currency exchange and other	(178)	131
Goodwill, Ending Balance	4,570	4,748
Aviation [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	9,103	5,975
Acquisitions	0	3,043
Dispositions, currency exchange and other	(151)	85
Goodwill, Ending Balance	8,952	9,103
Healthcare [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	16,643	16,762
Acquisitions	1,004	45
Dispositions, currency exchange and other	(115)	(164)
Goodwill, Ending Balance	17,532	16,643
Transportation [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,012	999
Acquisitions	2	0
Dispositions, currency exchange and other	(127)	13
Goodwill, Ending Balance	887	1,012
Appliances And Lighting [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	606	611
Acquisitions	0	0
Dispositions, currency exchange and other	(380)	(5)
Goodwill, Ending Balance	226	606
GE Capital [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	11,960	12,619
Acquisitions	0	13
Dispositions, currency exchange and other	(504)	(672)
Goodwill, Ending Balance	11,456	11,960
Corporate [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3	0
Acquisitions	31	4
Dispositions, currency exchange and other	0	(1)
Goodwill, Ending Balance	$ 34	$ 3